Debt securities - Disclosure of detailed information about debt instruments explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments
Financial assets held for trading	€ 156,118	€ 116,953	€ 114,945
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	5,536	4,486
Financial assets at fair value through other comprehensive income	85,239	108,038	120,953
Financial assets at amortised cost	1,147,044	1,037,898	958,378
Total financial assets	193,716	163,853	176,554
Debt securities
Debt Instruments
Financial assets held for trading	41,403	26,750	37,894
Non-trading financial assets mandatorily at fair value through profit or loss	1,134	957	700
Financial assets designated at fair value through profit or loss	2,542	2,516	2,979
Financial assets at fair value through other comprehensive income	75,083	97,922	108,903
Financial assets at amortised cost	73,554	35,708	26,078
Total financial assets	193,716	163,853	176,554
Gross carrying amount | Debt securities
Debt Instruments
Total financial assets	193,942	164,068	176,838
Gross carrying amount | Debt securities | Financial instruments credit-impaired
Debt Instruments
Total financial assets	404	280	401
Gross carrying amount | Debt securities | Euro
Debt Instruments
Total financial assets	63,903	45,197	58,850
Gross carrying amount | Debt securities | Pound sterling
Debt Instruments
Total financial assets	6,732	6,304	7,372
Gross carrying amount | Debt securities | US dollar
Debt Instruments
Total financial assets	37,749	34,229	29,009
Gross carrying amount | Debt securities | Brazilian real
Debt Instruments
Total financial assets	35,841	35,907	35,139
Gross carrying amount | Debt securities | Other currencies
Debt Instruments
Total financial assets	49,717	42,431	46,468
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	26,876	20,638	30,397
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	121,018	102,976	110,570
Gross carrying amount | Issued by financial institutions
Debt Instruments
Total financial assets	10,176	12,324	10,133
Gross carrying amount | Other fixed-income securities
Debt Instruments
Total financial assets	35,468	27,850	25,337
Accumulated impairment
Debt Instruments
Total financial assets	(226)	(215)	(284)
Accumulated impairment | Debt securities
Debt Instruments
Total financial assets	€ (226)	€ (215)	€ (284)	€ (474)